Taxes on income - Income tax expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes on income
Current tax expense	€ 1,776,180	€ 2,275,672	€ 201,953
Adjustments in respect of current income tax of previous year		86,252	156,800
Deferred income tax charge / (benefit)	(559,273)	(385,434)	(175,544)
Income tax expense	€ 1,216,908	1,976,490	183,209
Income tax expense		€ 1,976,490	€ 183,209
Average effective tax rate	11.82%	67.29%	1.16%
VIA optronics AG
Taxes on income
Statutory corporate income tax rate	15.00%	15.00%
Corporate income tax rate	32.17%	32.17%
Total corporate tax rate	15.82%	15.82%
Solidarity surcharge rate	5.50%	5.50%
Municipal trade tax rate	16.35%
VIA optronics GmbH
Taxes on income
Statutory corporate income tax rate	32.17%	32.17%	31.90%
Corporate income tax rate	15.00%
Solidarity surcharge rate	5.50%
Municipal trade tax rate	16.35%	16.35%	16.10%
VIA LLC (USA)
Taxes on income
Statutory corporate income tax rate	23.75%	23.75%	27.00%
VIA Suzhou (China)
Taxes on income
Statutory corporate income tax rate	25.00%	25.00%	25.00%
VTS (Japan)
Taxes on income
Statutory corporate income tax rate	34.10%	34.10%	34.10%
VIA Germaneers
Taxes on income
Statutory corporate income tax rate	28.70%	28.70%	28.70%
VIA Taiwan
Taxes on income
Statutory corporate income tax rate	20.00%	20.00%	20.00%